Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares	Dec. 31, 2016 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | Option	20,720,500	12,823,000	9,872,500
Issued | Option	6,425,000	9,137,500	6,058,000
Cancelled / Expired | Option	(1,200,000)	(1,240,000)	(3,107,500)
Outstanding, end of year | Option	25,945,500	20,720,500	12,823,000
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.23	$ 0.30	$ 0.37
Weighted Average Exercise Price, Issued | $ / shares	0.12	0.12	0.21
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	0.18	0.24	0.34
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.18	$ 0.23	$ 0.30